Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue from Contracts with Customers by Timing of Revenue (Details)	9 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Disaggregation of Revenue [Line Items]
Revenues	$ 7,396,068	$ 950,541	$ 12,354,572
Successor [Member]
Disaggregation of Revenue [Line Items]
Revenues				$ 8,689,749
Predecessor [Member]
Disaggregation of Revenue [Line Items]
Revenues
Revenue recognized at point in time [Member]
Disaggregation of Revenue [Line Items]
Revenues	5,325,100	684,381	10,111,055
Revenue recognized at point in time [Member] | Successor [Member]
Disaggregation of Revenue [Line Items]
Revenues				7,635,082
Revenue recognized at point in time [Member] | Predecessor [Member]
Disaggregation of Revenue [Line Items]
Revenues
Revenue recognized over-time [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 2,070,968	$ 266,160	$ 2,243,517
Revenue recognized over-time [Member] | Successor [Member]
Disaggregation of Revenue [Line Items]
Revenues				$ 1,054,667
Revenue recognized over-time [Member] | Predecessor [Member]
Disaggregation of Revenue [Line Items]
Revenues